Prospectus Supplement
April 19, 1999
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                                      Date              Prosp#           (MM/YY
Fund Name                                                               Printed)
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Retail Funds:
IDS Blue Chip Advantage Fund          4/1/99            S-6025 M         (3/99)
IDS Bond Fund                         10/30/98          S-6495 M         (10/98)
IDS California Tax-Exempt Fund        8/28/98           S-6328 M         (8/98)
IDS Cash Management Fund              9/29/98           S-6320 M         (9/98)
IDS Discovery Fund                    9/29/98           S-6457 M         (9/98)
IDS Diversified Equity Income Fund    11/27/98          S-6475 M         (11/98)
IDS Emerging Markets Fund             12/30/98          S-6354 D         (12/98)
IDS Equity Select Fund                1/29/99           S-6426 N         (1/99)
IDS Equity Value Fund                 5/29/98           S-6382 F         (5/98)
IDS Extra Income Fund                 7/30/98           S-6370 M         (7/98)
IDS Federal Income Fund               7/30/98           S-6042 N         (7/98)
IDS Global Balanced Fund              12/30/98          S-6352 C         (12/98)
IDS Global Bond Fund                  12/30/98          S-6309 M         (12/98)
IDS Global Growth Fund                12/30/98          S-6334 M         (12/98)
IDS Growth Fund                       9/29/98           S-6455 N         (9/98)
IDS High Yield Tax-Exempt Fund        1/29/99           S-6430 N         (1/99)
IDS Insured Tax-Exempt Fund           8/28/98           S-6327 M         (8/98)
IDS Intermediate Tax-Exempt Fund      1/29/99           S-6353 D         (1/99)
IDS International Fund                12/30/98          S-6140 M         (12/98)
IDS Managed Allocation Fund           11/27/98          S-6141 N         (11/98)
IDS Massachusetts Tax-Exempt Fund     8/28/98           S-6328 M         (8/98)
IDS Michigan Tax-Exempt Fund          8/28/98           S-6328 M         (8/98)
IDS Minnesota Tax-Exempt Fund         8/28/98           S-6328 M         (8/98)
IDS Mutual                            11/27/98          S-6326 N         (11/98)
IDS New Dimensions Fund               9/29/98           S-6440 M         (9/98)
IDS New York Tax-Exempt Fund          8/28/98           S-6328 M         (8/98)
IDS Ohio Tax-Exempt Fund              8/28/98           S-6328 M         (8/98)
IDS Precious Metals Fund              5/29/98           S-6142 M         (5/98)
IDS Progressive Fund                  11/27/98          S-6449 M         (11/98)
IDS Research Opportunities Fund       9/29/98           S-6356 D         (9/98)
IDS Selective Fund                    7/30/98           S-6376 N         (7/98)
IDS Small Company Index Fund          4/1/99            S-6357 E         (3/99)
IDS Stock Fund                        11/27/98          S-6351 N         (11/98)
IDS Strategy Aggressive Fund          5/30/98           S-6381 F         (5/98)
IDS Tax-Exempt Bond Fund              1/29/99           S-6310 N         (1/99)
IDS Tax-Free Money Fund               3/1/99            S-6433 M         (2/99)
IDS Utilities Income Fund             8/28/98           S-6341 M         (8/98)

SHAREHOLDER MEETINGS

At the regular meetings scheduled to be held on June 16, 1999, shareholders of the funds listed above will vote on the following proposals:

1. Change the Fund Name from IDS to AXP. Shareholders of all funds will be asked to approve a name change from IDS to AXP. AXP is an abbreviated form of the name of the funds' investment manager, American Express Financial Corporation. For example, IDS New Dimensions Fund would change to AXP New Dimensions Fund. Annuity Funds will also add the words "Variable Portfolio" to their name. For example, IDS Life Capital Resource Fund would change to AXP Variable Portfolio - Capital Resource Fund.

2. Add a New Distribution Plan. For Class A, shareholders will vote on a proposal to change the existing shareholder service agreement to a distribution plan (also known as a 12b-1 plan) and increase the fee from 0.175% to 0.25% of average daily net assets. For Class B, shareholders will vote on a proposal to convert the existing shareholder service agreement to a distribution plan. In combination with the existing distribution plan of 0.75%, this will increase the combined fee from 0.925% to 1.0% of average daily net assets. Amounts paid under the distribution plan will be used for service and education as well as for advertising materials and programs designed to increase Fund sales. Annuity Fund shareholders will vote on a new distribution plan of 0.125% of average daily net assets that will provide additional services and education.

3. Change the Investment Management Services Agreement. As shown in the following table, five funds will be voting on a fee increase. Four of those five funds also will be voting on the addition of breakpoints that reduce fee rates as the fund's assets grow. In addition, 11 funds will be voting on adding or changing a performance incentive adjustment. Under a performance incentive adjustment, the management fee is calculated as shown in the prospectus. The fee is then adjusted for performance. The fund's performance is compared to the performance of a Lipper Index of similar funds. If the fund performs better than the index, the fee will increase. If the fund performs worse than the index, the fee will decrease. The maximum increase or decrease is shown in the table.



                                    Proposed Management Fee Changes
-------------------------------- ----------------------- --------------------------- --------------------------
                                   Type of Change                                             Fee
            Fund                                                                        (Annual rate; in
                                                                                           billions)
-------------------------------- ----------------------- --------------------------- --------------------------
-------------------------------- ----------------------- --------------------------- --------------------------
                                                                 Current                    Proposed
-------------------------------- ----------------------- --------------------------- --------------------------
-------------------------------- ----------------------- --------------------------- --------------------------
Blue Chip                         Increase of .10%,      First $.25 - .44%           First $.25 - .54%
                                   breakpoints and       next $.25 - .415%           next $.25 - .515%
                                    PIA (maximum         next $.25 - .39%            next $.25 - .49%
                                 adjustment of .08%)     next $.25 - .365%           next $.25 - .465%
                                                         over $1 - .34%              next $1 - .44%
                                                                                     next $1 - .41%
                                                                                     next $3 - .38%
                                                                                     over $6 - .35%
-------------------------------- ----------------------- --------------------------- --------------------------
-------------------------------- ----------------------- --------------------------- --------------------------
Cash Management                   Increase of .05%       First $1 - .31%             First $1 - .36%
Tax-Free Money                     and breakpoints       next $.5 - .293%            next $.5 - .343%
                                                         next $.5 - .275%            next $.5 - .325%
                                                         next $.5 - .258%            next $.5 - .308%
                                                         over $2.5 - .24%            next $1 - .29%
                                                                                     next $3 - .27%
                                                                                     over $6.5 - .25%
-------------------------------- ----------------------- --------------------------- --------------------------
-------------------------------- ----------------------- --------------------------- --------------------------
Diversified Equity Income            PIA (.08%)                                      *
-------------------------------- ----------------------- --------------------------- --------------------------
-------------------------------- ----------------------- --------------------------- --------------------------
Emerging Markets                     PIA (.12%)                                      *
-------------------------------- ----------------------- --------------------------- --------------------------
-------------------------------- ----------------------- --------------------------- --------------------------
Equity Select                     Increase of .08%       First $.5 - .53%            First $1 - .60%
                                   and breakpoints       next $.5 - .505%            next $1 - .575%
                                                         next $1 - .48%              next $1 - .55%
                                                         next $1 - .455%             next $3 - .525%
                                                         next $3 - .43%              next $6 - .50%
                                                         over $6 - .40%              next $12 - .49%
                                                                                     over $24 - .48%
-------------------------------- ----------------------- --------------------------- --------------------------
-------------------------------- ----------------------- --------------------------- --------------------------
Equity Value                         PIA (.08%)                                      *
-------------------------------- ----------------------- --------------------------- --------------------------
-------------------------------- ----------------------- --------------------------- --------------------------
Global Balanced                      PIA (.12%)                                      *
-------------------------------- ----------------------- --------------------------- --------------------------
-------------------------------- ----------------------- --------------------------- --------------------------
Global Growth                        PIA (.12%)                                      *
-------------------------------- ----------------------- --------------------------- --------------------------
-------------------------------- ----------------------- --------------------------- --------------------------
Research Opportunities               PIA (.12%)                                      *
-------------------------------- ----------------------- --------------------------- --------------------------
-------------------------------- ----------------------- --------------------------- --------------------------
Small Company Index                  PIA (.12%)                                      *
-------------------------------- ----------------------- --------------------------- --------------------------
-------------------------------- ----------------------- --------------------------- --------------------------
Strategy Aggressive                  PIA (.12%)                                      *
-------------------------------- ----------------------- --------------------------- --------------------------
-------------------------------- ----------------------- --------------------------- --------------------------
Utilities Income                  Increase of .08%       First $.5 - .53%            First $0.5 - .61%
                                   and PIA (.08%)        next $.5 - .505%            next $0.5 - .585%
                                                         next $1 - .48%              next $1 - .56%
                                                         next $1 - .455%             next $1 - .535%
                                                         next $3 - .43%              next $3 - .51%
                                                         over $6 - .40%              over $6 - .48%
-------------------------------- ----------------------- --------------------------- --------------------------
* The fee schedule will not change.


4. Change Fundamental Policies. Shareholders will be asked to eliminate or modify a number of policies. Policies to be voted on include those regarding: potential conflicts of interest; issuing senior securities; transactions with affiliates; investing in other investment companies; pledging or mortgaging assets; investing in issuers with less than 3 years of operating history; investing in exploration or development programs; and investing for purposes of exercising control or management. Eliminating or changing these policies is not expected to have any impact on the funds' investment practices.

5. New Subadvisory Agreement. Shareholders of Managed Allocation and Strategy Aggressive will be asked to approve a subadvisory agreement with Kenwood Capital Management, LLC, a subsidiary of AEFC.

6. Change in Investment Objective. Shareholders of Equity Select will vote on a proposal to change the fund's investment objective from "growth of capital and income" to "growth of capital".


S-6229 (4/99)
*Destroy - June 17, 1999